GuideMark® Emerging Markets Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of Shares		Value
	COMMON STOCKS - 90.70%
	Brazil - 3.07%
12,706	Ambev SA (a)	$32,484
13,497	B3 SA - Brasil Bolsa Balcao	28,395
15,847	Banco do Brasil SA	100,954
26,321	BB Seguridade Participacoes SA	130,764
9,249	Cia de Saneamento Basico do Estado de Sao Paulo	74,244
9,346	Cia Siderurgica Nacional SA	27,519
27,412	JBS SA	165,778
13,627	Natura & Co., Holding SA (a)	35,126
52,328	Petroleo Brasileiro SA	305,562
21,499	Raia Drogasil SA (a)	79,079
1,310	SUZANO SA	12,468
40,904	Vale SA	598,852
4,552	WEG SA	23,006
		1,614,231
	Cayman Islands - 6.15%
5,531	360 DigiTech, Inc. - ADR	95,686
77,539	Alibaba Group Holding, Ltd. (a)	1,106,124
171,507	China Evergrande Group (e)(f)(g)	29,693
84,652	China Feihe, Ltd.	97,472
64,482	China Medical System Holdings, Ltd.	100,528
12,599	China Meidong Auto Holdings, Ltd.	40,036
76,954	China State Construction International Holdings, Ltd.	85,161
26,053	Chinasoft International, Ltd.	26,738
1,641	Daqo New Energy Corp. - ADR (a)	117,135
26,212	Dongyue Group, Ltd.	32,882
7,011	Genscript Biotech Corp. (a)	25,494
64,718	Haidilao International Holding, Ltd. (a)	151,531
5,928	JD.com, Inc. - Class A	191,018
35,061	Jiumaojiu International Holdings, Ltd.	93,388
6,861	Kuaishou Technology (a)	77,109
17,798	Meituan (a)	444,137
2,123	NetEase, Inc.	39,996
4,298	New Oriental Education & Technology Group, Inc. - ADR (a)	87,501
507	Parade Technologies, Ltd.	19,738
1,134	Pinduoduo, Inc. - ADR (a)	70,081
118,740	Seazen Group, Ltd. (a)	58,849
809	Silergy Corp.	65,415
8,701	Smoore International Holdings, Ltd.	26,854
138,091	Topsports International Holdings, Ltd.	125,762
17,398	Xiaomi Corp. (a)	30,441
		3,238,769
	Chile - 0.33%
84,007	Cencosud SA	106,926
6,643	Cia Cervecerias Unidas SA	41,987
297,210	Cia Sud Americana de Vapores SA	26,555
		175,468
	China - 23.68%
373,865	Agricultural Bank of China, Ltd. - Series H	141,342
3,968	Aier Eye Hospital Group Co., Ltd. - Class A	26,592
10,867	Anhui Conch Cement Co., Ltd.	47,162
12,089	ANTA Sports Products, Ltd.	148,772
1,298	Baidu, Inc. - ADR (a)	193,052
828,188	Bank of China, Ltd. - Series H	330,920
90,100	Bank of Communications Co., Ltd. - Class A	67,093
246,960	Bank of Communications Co., Ltd. - Series H	171,180
133,000	BBMG Corp. - Class A	55,067
2,755	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	63,948
1,600	Bloomage Biotechnology Corp, Ltd.	34,118
5,139	BYD Co., Ltd.	207,151
12,800	By-health Co., Ltd. - Class A	41,464
1,500	Changchun High & New Technology Industry Group, Inc. - Class A	52,432
5,084	Chengxin Lithium Group Co., Ltd. - Class A	46,010
569,672	China Cinda Asset Management Co., Ltd. - Series H	89,392
268,528	China CITIC Bank Corp., Ltd. - Series H	120,278
135,583	China Coal Energy Co., Ltd.	114,568
324,598	China Communications Services Corp., Ltd. - Series H	142,788
780,597	China Construction Bank Corp. - Series H	526,319
100,600	China Everbright Bank Co., Ltd. - Class H	45,287
347,000	China Everbright Bank Co., Ltd. - Series H	112,461
103,748	China Hongqiao Group, Ltd.	116,877
23,655	China Longyuan Power Group Corp., Ltd.	45,843
20,127	China Merchants Bank Co., Ltd. - Series H	135,946
129,568	China National Building Material Co., Ltd.	138,788
5,200	China Northern Rare Earth Group High-Tech Co., Ltd. - Class A	27,398
320,832	China Petroleum & Chemical Corp. - Series H	144,567
172,962	China Power International Development, Ltd.	109,904
21,610	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	145,473
18,726	China Shenhua Energy Co., Ltd. - Series H	53,711
71,269	China Suntien Green Energy Corp, Ltd. - Class H	36,303
1,648	China Tourism Group Duty Free Corp, Ltd. - Class A	57,454
81,300	China United Network Communications, Ltd. - Class A	42,063
4,000	China Zhenhua Group Science & Technology Co., Ltd. - Class A	81,465
3,700	Chongqing Brewery Co., Ltd. - Class A	81,147
2,100	Chongqing Zhifei Biological Products Co., Ltd. - Class A	34,877
746	Contemporary Amperex Technology Co., Ltd. - Class A	59,764
112,436	COSCO SHIPPING Holdings Co., Ltd. - Series H	157,820
71,893	Country Garden Holdings Co., Ltd.	44,867
160,393	CSPC Pharmaceutical Group, Ltd.	160,317
20,000	Daan Gene Co., Ltd. - Class A	51,287
11,760	DaShenLin Pharmaceutical Group Co., Ltd. - Class A	54,982
6,947	Do-Fluoride New Materials Co., Ltd. - Class A	50,988
67,404	Dongfeng Motor Group Co., Ltd. - Series H	51,315
4,800	Ecovacs Robotics Co., Ltd. - Class A	87,644
35,877	FAW Jiefang Group Co., Ltd. - Class A	50,106
57,500	Focus Media Information Technology Co., Ltd. - Class A	57,950
700	G-bits Network Technology Xiamen Co., Ltd. - Class A	40,684
74,000	Greenland Holdings Corp, Ltd.	43,844
61,100	Guanghui Energy Co., Ltd. - Class A	95,980
4,438	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	20,942
3,000	Guangzhou Kingmed Diagnostics Group Co., Ltd. - Class A	37,006
8,000	Guangzhou Tinci Materials Technology Co., Ltd. - Class A	74,323
2,761	Hangzhou First Applied Material Co., Ltd. - Class A	27,124
9,000	Hangzhou Robam Appliances Co., Ltd. - Class A	48,502
2,836	Hangzhou Silan Microelectronics Co., Ltd. - A	22,124
3,900	Hithink RoyalFlush Information Network Co., Ltd. - Class A	56,194
3,396	Hoshine Silicon Industry Co., Ltd. - Class A	60,045
4,569	Huadong Medicine Co., Ltd. - Class A	30,909
63,100	Huaxia Bank Co., Ltd. - Class A	49,167
14,154	Hubei Xingfa Chemicals Group Co., Ltd. - Class A	93,271
4,000	Hundsun Technologies, Inc. - Class A	26,090
392,052	Industrial & Commercial Bank of China, Ltd. - Series H	233,917
49,177	Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A	17,293
6,575	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	38,303
63,500	Inner Mongolia Yuan Xing Energy Co., Ltd. - Class A	99,981
7,200	Intco Medical Technology Co., Ltd. - Class A	27,294
6,720	JA Solar Technology Co., Ltd. - Class A	79,388
8,800	Jafron Biomedical Co., Ltd. - Class A	67,006
8,200	Jiangsu Hengrui Medicine Co., Ltd.	45,512
80,900	Jinke Properties Group Co, Ltd.	34,605
2,300	JiuGui Liquor Co., Ltd. - Class A	63,965
11,771	Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	21,733
100	Kweichow Moutai Co., Ltd. - Class A	30,585
140,696	Lenovo Group, Ltd.	132,213
28,117	Li Ning Co., Ltd.	261,800
1,400	Luzhou Laojiao Co., Ltd. - Class A	51,673
59,800	Metallurgical Corp of China, Ltd. - Class A	31,266
3,554	NARI Technology Co., Ltd. - Class A	14,383
731	NAURA Technology Group Co., Ltd. - Class A	30,386
6,400	Ninestar Corp.	48,531
25,169	Nongfu Spring Co., Ltd. - Class H	145,239
13,903	North Industries Group Red Arrow Co., Ltd. - Class A	60,385
34,200	PetroChina Co, Ltd.	26,961
272,281	PetroChina Co. - Series H	127,701
172,318	PICC Property & Casualty Co., Ltd. - Series H	179,694
29,743	Ping An Insurance Group Co. of China, Ltd. - Series H	204,728
49,428	Power Construction Corp of China, Ltd. - Class A	58,208
3,780	Proya Cosmetics Co., Ltd. - Class A	93,303
2,600	Sangfor Technologies, Inc. - Class A	40,403
1,650	SG Micro Corp. - Class A	45,045
21,100	Shandong Buchang Pharmaceuticals Co., Ltd. - Class A	62,245
2,743	Shanghai Jahwa United Co., Ltd. - Class A	17,546
6,100	Shanghai M&G Stationery, Inc. - Class A	51,174
1,100	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	53,485
1,153	Shenzhen Kedali Industry Co., Ltd. - Class A	27,469
11,770	Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	42,725
35,432	Shimao Property Holdings, Ltd. (e)(f)(g)	15,458
88,815	Sichuan Hebang Biotechnology Co., Ltd. - Class A	56,631
28,555	Sichuan Road & Bridge Co., Ltd. - Class A	44,972
3,200	Sichuan Swellfun Co., Ltd. - Class A	44,328
46,301	Sunac China Holdings, Ltd. (e)(f)(g)	20,768
3,291	Sunny Optical Technology Group Co., Ltd.	53,962
19,186	TAL Education Group - ADR (a)(b)	93,436
21,300	TBEA Co., Ltd. - Class A	87,401
45,977	Tencent Holdings, Ltd.	2,081,156
5,590	Tibet Summit Resources Co., Ltd. - Class A (a)	24,044
84,143	Tingyi Cayman Islands Holding Corp.	144,606
11,434	Titan Wind Energy Suzhou Co., Ltd. - Class A	28,317
1,531	Unigroup Guoxin Microelectronics Co., Ltd. - Class A	43,456
78,261	Uni-President China Holdings, Ltd.	67,297
20,990	Vipshop Holdings, Ltd. - ADR (a)	207,591
75,147	Want Want China Holdings, Ltd.	65,533
12,900	Westone Information Industry, Inc. - Class A	82,910
22,900	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. - Class A	72,910
27,300	Xiamen C & D, Inc.	53,346
1,054	Xiamen Faratronic Co., Ltd. - Class A	32,366
6,100	Yankuang Energy Group Co, Ltd.	35,908
59,945	Yanzhou Coal Mining Co., Ltd. Series H	187,528
3,353	Yifeng Pharmacy Chain Co., Ltd. - Class A	26,508
20,942	Yihai International Holding, Ltd.	75,548
1,063	YongXing Special Materials Technology Co., Ltd.	24,279
1,772	Youngy Co., Ltd. - Class A (a)	40,838
2,665	Yum China Holdings, Inc. (b)	129,252
1,000	Yunnan Botanee Bio-Technology Group Co, Ltd.	32,506
1,387	Yunnan Energy New Material Co., Ltd. - Class A	51,999
4,243	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. - Class A	42,997
2,380	Zhejiang Orient Gene Biotech Co, Ltd.	40,552
9,000	Zhejiang Supor Co., Ltd. - Class A	75,809
13,855	Zhejiang Weixing New Building Materials Co., Ltd. - Class A	49,794
6,700	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	52,122
22,000	Zhejiang Yongtai Technology Co,., Ltd. - Class A	108,675
10,601	Zhuzhou Kibing Group Co., Ltd. - Class A	20,271
		12,463,676
	Cyprus - 0.00%
2,617	TCS Group Holding Plc (a)(d)(e)(f)	0
	Czech Republic - 0.33%
3,091	CEZ AS	139,472
1,108	Komercni Banka AS	31,368
		170,840
	Egypt - 0.25%
67,238	Commercial International Bank Egypt SAE	133,171
	Hong Kong - 2.00%
19,097	Beijing Enterprises Holdings, Ltd.	67,899
224,427	Bosideng International Holdings, Ltd.	139,430
28,602	China Mengniu Dairy Co., Ltd.	143,386
1,938	China Resources Beer Holdings Co., Ltd.	14,483
35,615	China Resources Power Holdings Co., Ltd.	73,565
96,339	China Taiping Insurance Holdings Co., Ltd.	118,995
98,721	China Traditional Chinese Medicine Holdings Co., Ltd.	61,297
128,661	CITIC, Ltd.	131,159
26,844	Kingboard Chemical Holdings, Ltd.	101,799
101,561	Kunlun Energy Co., Ltd.	83,285
3,050	Orient Overseas International, Ltd.	81,262
59,913	Sino Biopharmaceutical, Ltd.	38,202
		1,054,762
	Hungary - 0.36%
18,405	MOL Hungarian Oil & Gas Plc	142,371
2,174	OTP Bank Plc	48,775
		191,146
	India - 12.55%
2,969	ACC, Ltd.	80,109
4,246	Adani Enterprises, Ltd.	118,184
1,180	Adani Green Energy, Ltd. (a)	28,978
2,744	Adani Total Gas, Ltd. (a)	83,325
4,072	Adani Transmission, Ltd.	128,172
11,010	AMBUJA CEMENTS, Ltd.	50,773
1,479	Asian Paints, Ltd.	50,635
6,349	Aurobindo Pharma, Ltd.	41,332
536	Bajaj Finance, Ltd.	36,881
288	Bajaj Finserv, Ltd.	40,088
14,995	Bharat Petroleum Corp., Ltd.	58,758
4,538	Bharti Airtel, Ltd.	39,472
1,778	Britannia Industries, Ltd.	78,276
7,603	Cipla, Ltd.	88,490
5,692	Colgate-Palmolive India, Ltd.	107,305
5,408	Dabur India, Ltd.	34,021
488	Divi's Laboratories, Ltd.	22,494
1,193	Dr. Reddy's Laboratories, Ltd.	66,506
9,259	Grasim Industries, Ltd.	155,428
12,299	HCL Technologies, Ltd.	152,285
43,239	Hindalco Industries, Ltd.	186,464
29,305	Hindustan Petroleum Corp, Ltd.	80,909
2,222	Hindustan Unilever, Ltd.	63,001
6,856	Housing Development Finance Corp., Ltd.	189,683
25,648	ICICI Bank, Ltd.	230,420
146,250	Indian Oil Corp, Ltd.	137,949
3,335	Indian Railway Catering & Tourism Corp., Ltd.	24,443
30,157	Infosys, Ltd.	560,514
6,463	Jindal Steel & Power, Ltd.	27,077
14,098	JSW Steel, Ltd.	101,211
3,373	Larsen & Toubro Infotech, Ltd.	170,663
5,480	Larsen & Toubro, Ltd.	108,635
5,875	Lupin, Ltd.	45,511
9,326	Mahindra & Mahindra, Ltd.	129,706
14,716	Marico, Ltd.	89,248
2,442	Mindtree, Ltd.	89,723
3,222	Mphasis, Ltd.	94,028
3,914	Muthoot Finance, Ltd.	48,500
607	Nestle India, Ltd.	134,678
58,671	NTPC, Ltd.	106,312
128,778	Oil & Natural Gas Corp., Ltd.	246,573
288	Page Industries, Ltd.	146,807
1,592	Pidilite Industries, Ltd.	42,212
13,509	Reliance Industries, Ltd.	446,059
1,322	SRF, Ltd.	37,861
16,763	State Bank of India	99,414
6,323	Sun Pharmaceutical Industries, Ltd.	66,598
10,273	Tata Consultancy Services, Ltd.	426,606
668	Tata Elxsi, Ltd.	69,447
27,719	Tata Motors, Ltd. (a)	144,499
19,536	Tata Steel, Ltd.	215,402
13,683	Tech Mahindra, Ltd.	174,062
13,560	The Tata Power Co., Ltd.	34,874
1,402	Titan Co., Ltd.	34,557
785	UltraTech Cement, Ltd.	55,963
79,907	Vedanta, Ltd.	226,312
11,172	Wipro, Ltd.	59,132
		6,606,565
	Indonesia - 1.76%
1,216,789	Adaro Energy Tbk PT	234,333
175,027	Astra International Tbk PT	78,004
40,648	Bank Negara Indonesia Persero Tbk PT	21,472
184,243	Indah Kiat Pulp & Paper Corp. Tbk PT	94,174
262,537	Indofood Sukses Makmur Tbk PT	124,355
510,158	Kalbe Farma Tbk PT	56,907
73,862	Merdeka Copper Gold Tbk PT (a)	19,782
352,514	Sumber Alfaria Trijaya Tbk PT	48,331
463,270	Telekomunikasi Indonesia Persero Tbk PT	124,627
393,038	Unilever Indonesia Tbk PT	126,023
		928,008
	Mexico - 2.31%
357,448	America Movil SAB de CV - Series L	365,811
4,805	Arca Continental SAB de CV	31,691
284,957	Cemex SAB de CV (a)	111,236
65,580	Grupo Bimbo SAB de CV - Series A	214,290
10,427	Grupo Financiero Banorte SAB de CV - Series O	58,281
34,968	Grupo Financiero Inbursa SAB de CV (a)	55,957
27,234	Grupo Mexico SAB de CV - Series B	113,503
16,455	Orbia Advance Corp SAB de CV	38,622
65,676	Wal-Mart de Mexico SAB de CV	226,002
		1,215,393
	Peru - 0.10%
1,024	Southern Copper Corp. (b)	51,005
	Philippines - 0.17%
27,141	International Container Terminal Services, Inc.	90,874
	Poland - 1.21%
2,858	Bank Polska Kasa Opieki SA	52,319
1,019	CD Projekt SA	21,893
2,379	Dino Polska SA (a)	169,686
18	LPP SA	36,366
62,574	Orange Polska SA	87,577
74,239	PGE Polska Grupa Energetyczna SA (a)	177,255
2,117	Polski Koncern Naftowy Orlen SA	32,508
9,126	Powszechna Kasa Oszczednosci Bank Polski SA	57,242
		634,846
	Qatar - 1.35%
17,004	Industries Qatar QSC	74,604
19,733	Masraf Al Rayan QSC	22,403
112,875	Ooredoo QPSC	238,658
10,659	Qatar Islamic Bank SAQ	65,168
44,056	Qatar National Bank QPSC	241,852
36,411	The Commercial Bank PQSC	68,549
		711,234
	Republic of Korea - 12.14%
925	Amorepacific Corp.	92,973
8,743	Cheil Worldwide, Inc.	160,567
1,964	CJ Corp.	117,927
791	CJ ENM Co., Ltd.	57,239
3,929	DB Insurance Co., Ltd.	186,137
1,412	Ecopro BM Co., Ltd.	124,430
678	F&F Co., Ltd.	70,462
5,210	GS Engineering & Construction Corp.	127,160
5,533	Hana Financial Group, Inc.	168,169
3,378	Hankook Tire Co., Ltd.	86,116
3,104	HMM Co., Ltd.	59,096
715	Hotel Shilla Co., Ltd.	39,352
3,393	Hyundai Engineering & Construction Co., Ltd.	108,518
328	Hyundai Heavy Industries Co., Ltd. (a)	23,809
457	Hyundai Mobis Co., Ltd.	70,441
4,746	Hyundai Steel Co.	117,718
240	Iljin Materials Co., Ltd.	12,990
16,741	Industrial Bank of Korea	124,331
219	Kakao Corp.	11,867
4,354	KB Financial Group, Inc.	162,593
1,716	Kia Motors Corp.	102,420
667	Korea Investment Holdings Co., Ltd.	31,795
2,682	Korean Air Lines Co., Ltd. (a)	52,307
545	KT&G Corp.	34,545
713	Kumho Petrochemical Co., Ltd.	76,689
539	L&F Co., Ltd. (a)	87,866
63	LG Chemical, Ltd.	25,029
7,824	LG Display Co., Ltd.	87,785
1,432	LG Electronics, Inc.	97,657
208	LG Household & Health Care, Ltd.	109,282
293	LG Innotek Co., Ltd.	77,715
15,796	LG Uplus Corp.	155,450
4,274	Meritz Financial Group, Inc.	85,401
3,890	Meritz Fire & Marine Insurance Co., Ltd.	99,616
41,685	Meritz Securities Co., Ltd.	146,507
278	NCSoft Corp.	75,041
9,686	NH Investment & Securities Co., Ltd.	67,755
271	Orion Corp.	21,793
6,150	Pan Ocean Co., Ltd.	28,257
1,333	Pearl Abyss Corp. (a)	52,573
546	POSCO	97,372
452	Samsung Electro-Mechanics Co., Ltd.	45,730
36,804	Samsung Electronics Co., Ltd.	1,623,327
2,697	Samsung Engineering Co., Ltd. (a)	44,826
536	Samsung Fire & Marine Insurance Co., Ltd.	83,275
15,386	Samsung Heavy Industries Co., Ltd. (a)	71,967
2,897	Samsung Securities Co., Ltd.	74,887
1,177	SD Biosensor, Inc.	35,274
3,554	Seegene, Inc.	99,115
5,446	Shinhan Financial Group Co., Ltd.	156,161
5,225	SK Hynix, Inc.	368,959
110	SKC Co., Ltd.	11,312
2,544	Woongjin Coway Co., Ltd.	125,870
12,323	Woori Financial Group Inc.	115,352
		6,390,805
	Russian Federation - 0.00%
44,711	Gazprom PJSC - ADR (e)(f)(g)	0
3,704	LUKOIL PJSC - ADR (e)(f)(g)	0
9,067	Magnit PJSC - ADR (e)(f)(g)	0
5,783	MMC Norilsk Nickel PJSC - ADR (e)(f)(g)	0
4,954	Novolipetsk Steel PJSC - ADR (e)(f)(g)	0
5,230	PhosAgro PJSC (a)(d)(e)(f)(g)	0
994	Polyus PJSC - GDR - ADR (d)(e)(f)(g)	0
13,382	Rosneft Oil Co PJSC - ADR (a)(d)(e)(f)(g)	0
120,116	Sberbank Of Russia (a)(e)(f)(g)	0
9,904	Severstal PJSC - GDR - ADR (d)(e)(f)(g)	0
21,281	Surgutneftegas OJSC - ADR (e)(f)(g)	0
4,243	Tatneft PJSC - ADR (e)(f)(g)	0
128,418,000	VTB Bank PJSC (e)(f)(g)	0
3,865	X5 Retail Group NV - ADR (e)(f)(g)	0
2,515	Yandex NV - Class A - ADR (a)(e)(f)	0
		0
	South Africa - 4.62%
13,641	Absa Group, Ltd.	130,249
2,453	African Rainbow Minerals, Ltd.	32,229
1,129	Anglo American Platinum, Ltd.	98,509
10,631	Aspen Pharmacare Holdings, Ltd. (a)	91,382
5,766	Bid Corp., Ltd.	108,740
1,013	Capitec Bank Holdings, Ltd.	124,154
4,964	Clicks Group, Ltd.	83,394
30,263	FirstRand, Ltd.	116,465
4,916	Gold Fields, Ltd.	45,341
18,428	Harmony Gold Mining Co., Ltd.	57,619
13,423	Impala Platinum Holdings, Ltd.	148,921
4,136	Kumba Iron Ore, Ltd.	134,086
5,550	Mr. Price Group, Ltd.	60,859
19,943	MTN Group, Ltd.	162,288
15,906	MultiChoice Group, Ltd.	113,228
12,159	Nedbank Group, Ltd.	155,630
58,167	Old Mutual, Ltd.	39,424
54,379	Pepkor Holdings, Ltd.	63,909
7,886	Sasol, Ltd. (a)	181,843
4,548	Shoprite Holdings, Ltd.	55,413
36,031	Sibanye Stillwater, Ltd.	89,482
14,073	Standard Bank Group, Ltd.	134,267
4,392	The Bidvest Group, Ltd.	56,582
43,859	Woolworths Holdings, Ltd.	146,253
		2,430,267
	South Korea - 0.32%
2,093	Lotte Shopping Co., Ltd.	168,219
	Taiwan, Province of China - 14.65%
3,162	Accton Technology Corp.	25,435
6,639	Advantech Co., Ltd.	77,260
213,465	AU Optronics Corp.	116,879
69,121	Cathay Financial Holding Co., Ltd.	118,361
11,269	Chailease Holding Co., Ltd.	79,066
471,238	China Development Financial Holding Corp.	233,365
75,797	China Steel Corp.	72,576
12,257	Chunghwa Telecom Co., Ltd.	50,333
81,673	CTBC Financial Holding Co., Ltd.	69,083
3,456	Delta Electronics, Inc.	25,769
6,238	E Ink Holdings, Inc.	39,831
71,059	E.SUN Financial Holdings Co., Ltd.	69,366
2,098	eMemory Technology, Inc.	73,598
76,238	Evergreen Marine Corp. Taiwan, Ltd.	216,689
67,203	Far Eastern New Century Corp.	71,937
10,634	Far EasTone Telecommunications Co., Ltd.	29,927
7,996	Feng TAY Enterprise Co., Ltd.	47,181
61,430	First Financial Holding Co., Ltd.	54,216
108,583	Fubon Financial Holding Co., Ltd.	218,398
32,529	Hon Hai Precision Industry Co., Ltd.	119,419
71,738	Hua Nan Financial Holdings Co., Ltd.	54,620
281,190	Innolux Corp.	114,419
11,393	MediaTek, Inc.	250,090
50,064	Mega Financial Holding Co., Ltd.	59,490
9,860	Micro-Star International Co., Ltd.	37,667
1,837	momo.com, Inc.	39,525
25,095	Nan Ya Plastics Corp.	70,050
6,553	Nan Ya Printed Circuit Board Corp.	57,643
32,428	Nanya Technology Corp.	53,969
8,088	Nien Made Enterprise Co., Ltd.	79,829
12,818	Novatek Microelectronics Corp.	130,412
50,730	Pegatron Corp.	97,271
43,758	Pou Chen Corp.	43,460
17,722	President Chain Store Corp.	162,349
12,817	Realtek Semiconductor Corp.	156,759
57,707	Ruentex Development Co., Ltd.	142,621
427,176	Shin Kong Financial Holding Co., Ltd.	125,906
188,591	SinoPac Financial Holdings Co., Ltd.	106,613
9,176	Synnex Technology International Corp.	16,427
143,341	Taishin Financial Holding Co., Ltd. (a)	78,633
69,107	Taiwan Cooperative Financial Holding Co., Ltd.	62,488
196,889	Taiwan Semiconductor Manufacturing Co., Ltd.	3,155,413
13,818	Unimicron Technology Corp.	73,952
83,949	Uni-President Enterprises Corp.	189,281
100,601	United Microelectronics Corp.	134,472
16,621	Wan Hai Lines, Ltd.	66,457
136,715	Winbond Electronics Corp.	100,030
23,098	WPG Holdings, Ltd.	42,860
46,395	Yang Ming Marine Transport Corp.	128,319
110,540	Yuanta Financial Holding Co, Ltd.	73,212
		7,712,926
	Thailand - 0.71%
13,543	Advanced Info Service PCL - NVDR	74,584
6,408	Delta Electronics Thailand PCL - NVDR	60,604
25,958	Gulf Energy Development PCL - NVDR	34,195
45,073	Home Product Center PCL - NVDR	16,216
15,162	JMT Network Services PCL	31,490
11,163	Krungthai Card PCL	18,047
35,621	Muangthai Capital PCL - NVDR	43,120
60,632	Osotspa PCL - NVDR	58,850
26,741	PTT Global Chemical PCL - NVDR	34,516
		371,622
	Turkey - 1.15%
176,271	Akbank Turk AS	84,697
15,190	BIM Birlesik Magazalar AS	73,772
39,529	Eregli Demir ve Celik Fabrikalari TAS	64,294
19,325	Haci Omer Sabanci Holding AS	21,894
54,047	KOC Holding AS	119,338
21,566	Turk Hava Yollari AO (a)	60,468
45,392	Turkcell Iletisim Hizmetleri AS	44,283
524,336	Turkiye Is Bankasi - Series C	138,547
		607,293
	United Arab Emirates - 1.49%
48,916	Abu Dhabi Commercial Bank PJSC	118,131
42,017	Abu Dhabi Islamic Bank PJSC	85,927
78,798	Abu Dhabi National Oil Co. for Distribution PJSC	90,601
86,422	Aldar Properties PJSC	104,866
89,456	Emaar Properties PJSC	126,987
21,120	Emirates NBD Bank PJSC	76,070
11,979	Emirates Telecommunications Group Co. PJSC	85,107
18,360	First Abu Dhabi Bank PJSC	93,950
		781,639
	Total Common Stocks (Cost $43,420,092)	47,742,759

	INVESTMENT COMPANIES - 6.04%
	China - 2.17%
23,234	iShares Core MSCI Emerging Markets ETF (b)	1,139,860
	Saudi Arabia - 3.87%
49,215	iShares MSCI Saudi Arabia ETF (b)	2,037,009
	Total Investment Companies (Cost $2,747,775)	3,176,869

	PREFERRED STOCKS - 2.51%
	Brazil - 1.84%
37,803	Banco Bradesco SA - Preference Shares	124,169
14,963	Braskem SA - Series A - Preference Shares	106,359
69,160	Cia Energetica de Minas Gerais - Preference Shares	137,964
22,680	Gerdau SA - Preference Shares	97,031
47,999	Itau Unibanco Holding SA - Preference Shares	208,195
55,666	Petroleo Brasileiro SA - Preference Shares	296,972
		970,690
	Chile - 0.13%
843	Sociedad Quimica y Minera de Chile SA - Class B	70,277
	Republic of Korea - 0.54%
434	LG Household & Health Care, Ltd. - Preference Shares	109,219
4,305	Samsung Electronics Co., Ltd. - Preference Shares	173,041
		282,260
	Taiwan, Province of China - 0.00%
2,818	Taishin Financial Holding Co, Ltd. (a)(e)(f)	0
	Total Preferred Stocks (Cost $1,255,169)	1,323,227

	SHORT TERM INVESTMENTS - 0.32%
	Money Market Funds - 0.32%
166,197	DWS Government Money Market Series - Institutional Shares
	Effective Yield 1.24%, (c)	166,197
	Total Short Term Investments (Cost $166,197)	166,197
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 6.59%
3,467,366	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.64% (c)	3,467,366
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $3,467,366)	3,467,366

	Total Investments (Cost $51,056,599) - 106.16%	55,876,418
	Liabilities in Excess of Other Assets - (6.16)%	(3,241,146)
	TOTAL NET ASSETS - 100.00%	$52,635,272

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30, 2022.
(d)
Regulation S securities, as defined under the Securities Act of 1933. Such securities are treated as liquid according to the Fund's liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.

(e)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(f)	As of June 30, 2022, the Valuation Committee has fair valued these securities. The value of these securities were $65,919, which represents 0.13% of total net assets.
(g)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $65,919, which represents 0.13% of total net assets.

Glossary of Terms
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt

GuideMark® Emerging Markets Fund
Schedule of Investments by Industry (Unaudited)
June 30, 2022

COMMON STOCKS
Airlines	0.21%
Auto Components	0.35%
Automobiles	1.45%
Banks	11.17%
Beverages	1.23%
Biotechnology	0.62%
Building Products	0.13%
Capital Markets	1.08%
Chemicals	1.93%
Commercial Services & Supplies	0.14%
Communications Equipment	0.20%
Construction & Engineering	1.16%
Construction Materials	1.32%
Consumer Finance	0.52%
Department Stores	0.32%
Diversified Consumer Services	0.34%
Diversified Financial Services	0.58%
Diversified Telecommunication Services	1.68%
Electric Utilities	0.91%
Electrical Equipment	0.72%
Electronic Equipment, Instruments & Components	2.38%
Entertainment	0.54%
Food & Staples Retailing	2.27%
Food Products	2.96%
Gas Utilities	0.29%
Health Care Equipment & Supplies	0.25%
Health Care Providers & Services	0.18%
Hotels, Restaurants & Leisure	0.71%
Household Durables	1.22%
Household Products	0.33%
Independent Power and Renewable Electricity Producers	0.76%
Industrial Conglomerates	1.09%
Insurance	2.94%
Interactive Media & Services	0.54%
Internet & Direct Marketing Retail	3.91%
Internet Software & Services	0.00%
IT Services	7.29%
Life Sciences Tools & Services	0.09%
Machinery	0.30%
Marine	1.45%
Media	0.63%
Metals & Mining	5.20%
Multiline Retail	0.28%
Oil, Gas & Consumable Fuels	5.27%
Paper & Forest Products	0.29%
Personal Products	1.03%
Pharmaceuticals	2.39%
Real Estate Management & Development	1.18%
Semiconductors & Semiconductor Equipment	12.41%
Software	0.40%
Specialty Retail	0.94%
Technology Hardware, Storage & Peripherals	0.80%
Textiles, Apparel & Luxury Goods	1.76%
Thrifts & Mortgage Finance	0.36%
Tobacco	0.12%
Trading Companies & Distributors	0.33%
Transportation Infrastructure	0.17%
Water Utilities	0.14%
Wireless Telecommunication Services	1.44%
TOTAL COMMON STOCKS	90.70%

INVESTMENT COMPANIES
Exchange Traded Funds	6.04%
TOTAL INVESTMENT COMPANIES	6.04%

PREFERRED STOCKS
Banks	0.63%
Chemicals	0.34%
Electric Utilities	0.26%
Metals & Mining	0.18%
Oil, Gas & Consumable Fuels	0.56%
Personal Products	0.21%
Semiconductors & Semiconductor Equipment	0.33%
TOTAL PREFERRED STOCKS	2.51%

SHORT TERM INVESTMENTS
Money Market Funds	0.32%
TOTAL SHORT TERM INVESTMENTS	0.32%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Funds	6.59%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	6.59%

TOTAL INVESTMENTS	106.16%
Liabilities in Excess of Other Assets	(6.16)%
TOTAL NET ASSETS	100.00%